Accrued Liabilities (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities [Abstract]
Salaries, benefits and related expenses	$ 792,095	$ 657,628	$ 771,137
Professional fees	502,044	421,966	114,676
Warranty expense	232,211	288,110
Taxes	39,448	62,283	35,810
Other		812	75,853
Total	$ 1,565,798	$ 1,430,799	$ 997,476